Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 32,351,611	$ 45,826,900
Allowance for credit losses	(4,024,626)	(4,464,195)
Accounts receivable, net	$ 28,326,985	$ 41,362,705